Other Current Liabilities - Summary of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Current Liabilities [Abstract]
Derivatives		$ 316
Employee withholding taxes	$ 2,224	1,830
Value added tax	10,203	7,617
Other	1,446	2,060
Total	$ 13,873	$ 11,823